UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06680

BHIRUD FUNDS INC.

(Exact name of registrant as specified in charter)

c/o Bhirud Associates, Inc.

1266 E. Main Street

Stamford, Connecticut 06902

(Address of principal executive offices)

 (Zip code)

SURESH BHIRUD

Bhirud Associates, Inc.

1266 E. Main Street

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 977-1521

Date of fiscal year end: July 31

Date of reporting period: June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Apex Mid Cap Growth Fund

AMERICA ONLINE LATIN AMERICA

Ticker Symbol:AOLA	Cusip Number: 02365B100
Record Date: 4/28/2004	Meeting Date: 6/23/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF INDEPENDENT ACCOUNTANTS	FOR	ISSUER	FOR	WITH

AMERICAN INDEPENDENCE CORP.

Ticker Symbol:AMICD	Cusip Number: 026760405
Record Date: 4/30/2004	Meeting Date: 6/17/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF KPMG LLP INDEPENDENT AUDITORS FOR THE FISCAL YEAR	FOR	ISSUER	FOR	WITH

AROTECH CORP.

Ticker Symbol:ARTX
Cusip Number: 042682104
	Record Date: 4/16/2004	Meeting Date: 6/14/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF KOST, FORER, GABBAY & KASSIERER	FOR	ISSUER	FOR	WITH

AUTOBYTEL INC.

Ticker Symbol:ABTL	Cusip Number: 05275N106
Record Date: 4/26/2004	Meeting Date: 6/24/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY	FOR	ISSUER	FOR	WITH

CHINA LIFE INSURENCE

Ticker Symbol:LFC	Cusip Number: 16939P106
Record Date: 5/17/2004	Meeting Date: 6/18/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RO REVIEW & APPROVE THE REPORT OF THE BOARD OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RO REVIEW & APPROVE THE REPORT OF THE SUPERVISORY COMMITTEE	FOR	ISSUER	FOR	WITH

CYTOGEB CORP.

Ticker Symbol:CYTO	Cusip Number: 232824300
Record Date: 4/21/2004	Meeting Date: 6/15/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE ADOPTION OF THE CO'S 2004 EMPLOYEE STOCK INCENTIVE PLAN	FOR	ISSUER	FOR	WITH

DRUGSTORE.COM INC

Ticker Symbol:DSCM	Cusip Number: 262241102
Record Date: 4/15/2004	Meeting Date: 6/10/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR THE ELECTION OF FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	APPOINTMENT OF ERNEST & YOUNG LLP TO SERVE AS THE COMPANYS INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

E LOAN INC.

Ticker Symbol:EELN	Cusip Number: 26861P107
Record Date: 4/15/2004	Meeting Date: 6/11/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY	FOR	ISSUER	FOR	WITH

E PIPHANY INC.

Ticker Symbol:EPNY	Cusip Number: 26881v100
Record Date: 4/5/2004	Meeting Date: 6/2/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RETIFY THE APPOINTMENT OF ERNEST & YOUNG LL AS OUR INDEPENDENT AUDITOR FOR THE YEAR ENDING 12/31/2004	FOR	ISSUER	FOR	WITH

E TRADE FINANCIAL CORP.

Ticker Symbol:ET	Cusip Number: 269246104
Record Date: 4/5/2004	Meeting Date: 5/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RETIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC ACCOUNTANTS FOR THE COMPANY	FOR	ISSUER	FOR	WITH

HOMESTORE INC.

Ticker Symbol:HOMS	Cusip Number: 437852106
Record Date: 5/10/2004	Meeting Date: 6/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH

INTERNAP NETWORK SERVICES CORP

Ticker Symbol:INAP	Cusip Number: 45885A102
Record Date: 4/21/2004	Meeting Date: 5/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO APPROVE THE ADOPTION OF THE 2004 EMPLOYEE STOCK PURCHASE PLAN	FOR	ISSUER	FOR	WITH

INTERNET INITIATIVE JAPAN INCORPORATED

Ticker Symbol:IIJIE	Cusip Number: 46059T109
Record Date: 3/30/2004	Meeting Date: 6/24/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF DISPOSAL OF LOSSES FOR THE 12TH FISCAL YEAR	FOR	ISSUER	FOR	WITH
2	ELECTION OF 5 DIRECTORS	FOR	ISSUER	FOR	WITH

KNIGHT TRADING GROUP

Ticker Symbol:NITE	Cusip Number: 499063105
Record Date: 3/19/2004	Meeting Date: 5/12/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	AVOTE FOR THE ELECTION OF FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANYS INDEPENDENT AUDITORS FOR 2004	FOR	ISSUER	FOR	WITH

LCA VISION INC.

Ticker Symbol:LCAVD	Cusip Number: 501803308
Record Date: 3/24/2004	Meeting Date: 5/14/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR THE ELECTION OF FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	FOR	ISSUER	FOR	WITH

LINKTONE LTD

Ticker Symbol:LTON	Cusip Number: 535925101
Record Date: 5/4/2004	Meeting Date: 6/16/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	APPOINT PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY	FOR	ISSUER	FOR	WITH

LOOKSMART LTD

Ticker Symbol:LOOK	Cusip Number: 543442107
Record Date: 4/15/2004	Meeting Date: 6/8/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RETIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY	FOR	ISSUER	FOR	WITH

NETMANAGE INC.

Ticker Symbol:NMGDE	Cusip Number: 641144308
Record Date: 3/29/2004	Meeting Date: 5/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RETIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC ACCOUNTANTS FOR THE COMPANY	FOR	ISSUER	FOR	WITH

PACIFIC INTERNET LTD

Ticker Symbol:PCNTF	Cusip Number: Y66183107
Record Date: 4/8/2004	Meeting Date: 5/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO ADOPT THE AUDITED ACCOUNTS OF THE CO.	FOR	ISSUER	FOR	WITH
2	TO RE APPOINT ERNST & EOUNG AS AUDITORS OF THE COMPANY	FOR	ISSUER	FOR	WITH

PARADYNE NETWORKS INC.

Ticker Symbol:PDYN	Cusip Number: 69911G107
Record Date: 4/7/2004	Meeting Date: 5/14/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH

PRAECIS PHARMACEUTICALS

Ticker Symbol:PRCS	Cusip Number: 739421105
Record Date: 3/22/2004	Meeting Date: 5/13/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO APPROVE THE CO'S 3RD AMENDED & RESTATED 1995 STOCK PLAN	ABSTAINED	ISSUER	WITH

SANDISK CORPORATION

Ticker Symbol:SNDK	Cusip Number: 80004c101
Record Date: 3/30/2004	Meeting Date: 5/20/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO RETIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT ACCOUNTS OF THE CO. FOR FY ENDING 1/2/2005	FOR	ISSUER	FOR	WITH

SIEBEL SYSTEMS INC.

Ticker Symbol:SEBL	Cusip Number: 826170102
Record Date: 4/29/2004	Meeting Date: 6/23/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE SELECTION OF KPMG LLP AS OUR INDEPENDENT AUDITORS FOR THE YEAR .....	FOR	ISSUER	FOR	WITH

SILICON STORAGE INC.

Ticker Symbol:SSTI	Cusip Number: 827057100
Record Date: 4/20/2004	Meeting Date: 6/4/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY	FOR	ISSUER	FOR	WITH

SINA CORP.

Ticker Symbol:SINA	Cusip Number: G81477104
Record Date: 5/21/2004	Meeting Date: 6/28/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY	FOR	ISSUER	FOR	WITH

SIRIUS SATELLITE RADI

SONICWALL INC.

Ticker Symbol:SNWL	Cusip Number: 835470105
Record Date: 4/8/2004	Meeting Date: 6/4/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RETIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS OF THE COMPANY	FOR	ISSUER	FOR	WITH

THE IMUNE RESPONSE CORP.

Ticker Symbol:IMNR	Cusip Number: 45252T205
Record Date: 4/20/2004	Meeting Date: 6/15/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO AMEND THE 2003 STOCK PLAN BY INCORPORATING THE REMAINING	FOR	ISSUER	FOR	WITH

TRANSMETA CORPORATION

Ticker Symbol:TMTA	Cusip Number: 89376R109
Record Date: 4/1/2004	Meeting Date: 5/26/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR THE ELECTION OF FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	A PROPOSAL TO RATIFY SELECTION OF ERNST & YOUNG LLP	FOR	ISSUER	FOR	WITH

TRINITY BIOTECH PLC

Ticker Symbol:TRIB	Cusip Number: 896438108
Record Date: 4/8/2004	Meeting Date: 5/14/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	TO RECEIVE AND CONSIDER FINANCIAL STATEMENTS FOR THE YEAR ENDED 12/31/2003	FOR	ISSUER	FOR	WITH
2	TO RELECT MR. DENIS BURGER AS A DIRECTOR	FOR	ISSUER	FOR	WITH

VERTEX PHARMACEUTICALS INC.

Ticker Symbol:VRTX	Cusip Number: 92532F100
Record Date: 3/12/2004	Meeting Date: 5/6/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR THE ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	APPROVAL OF THE AMENDMENT TO THE VERTEX PHARMACEUTICALS INC. EMPLOYEE STOCK PURCHASE PLAN	FOR	ISSUER	FOR	WITH

VIISAGE TECHNOLOGY, INC.

Ticker Symbol:VISG	Cusip Number: 92675k106
Record Date: 4/1/2004	Meeting Date: 5/20/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	FOR ALL NOMINEES	FOR	ISSUER	FOR	WITH
2	TO APPROVE AMENDMENTS TO THE VISAGE 1996 MANAGEMENT STOCK OPTION PLAN	FOR	ISSUER	FOR	WITH

WEBEX COMMUNICATIONS, INC.

Ticker Symbol:WEBX	Cusip Number: 94767L109
Record Date: 3/31/2004	Meeting Date: 5/19/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	PROPOSAL TO CONFIRM THE APPOINTMENT OF KPMG LLP AS THE COMPANYS INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

XM SATELLITE RADIO HOLDINGS INC.

Ticker Symbol:XMSR	Cusip Number: 983759101
Record Date: 4/8/2004	Meeting Date: 5/27/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH

ZHONE TECHNOLOGIES INC.

Ticker Symbol:ZHNE	Cusip Number: 98950P108
Record Date: 3/22/2004	Meeting Date: 5/19/2004
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A VOTE FOR THE ELECTION OF THE FOLLOWING NOMINEES	FOR	ISSUER	FOR	WITH
2	TO RETIFY THE APPOINTMENT OF THE FIRM OF KPMG LLP	FOR	ISSUER	FOR	WITH

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BHIRUD FUNDS INC.

By /s/Suresh L. Bhirud

* Suresh L. Bhirud

President and Treasurer

Date: August 27, 2004

*Print the name and title of each signing officer under his or her signature.